General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 20:	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands

Salaries, management fees and expenses relating to service providers	227	107	117
Share based payment expense	264	3	14
Patents and fees	55	94	141
Directors’ fees	75	60	68
Investor relations and travel	13	-	-
Rent and office maintenance	27	12	6
Insurance	100	119	202
Professional services	700	330	291
Other	129	9	11

	1,590	734	850